Share Capital and Capital reserve (Details) $ / shares in Units, € in Millions, $ in Millions				3 Months Ended		12 Months Ended
	Mar. 22, 2019 USD ($) $ / shares shares	Mar. 22, 2019 EUR (€) shares	Jan. 02, 2019 shares	Mar. 31, 2019 EUR (€) shares	Mar. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) $ / shares shares	Dec. 31, 2017 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price			20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares						$ 16.7538	$ 16.6516
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days	10 days	10 days
Total share capital and capital reserve				€ 2,119.1		$ 1,762.3
Listing and share transaction costs				(25.0)		(13.8)
Total net share capital and capital reserve				2,094.1		1,748.5
Increase (decrease) in number of ordinary shares issued | shares	20,000,000	20,000,000
Shares Issued, Price Per Share1 | $ / shares	$ 20.00
Proceeds from issuing shares	$ 400.0	€ 353.6
Share issue related cost		€ 11.2
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve				2,108.5		1,751.7
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve				€ 10.6		$ 10.6
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares			171,092
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares					$ 10.00		10.00
Issued and fully paid (in shares) | shares				194,452,075		174,229,051
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares					$ 10.00		$ 10.00
Issued and fully paid (in shares) | shares				1,500,000		1,500,000